Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories - Schedule Of Inventories
Raw materials	€ 1,557	€ 893
Unfinished products	390	201
Finished goods and products	2,727	2,971
Inventories	€ 4,673	€ 4,065